Eaton Vance

California Municipal Income Trust

August 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 1.3%

Security	Principal Amount (000’s omitted)	Value
Other — 1.3%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$1,040	$1,393,038

Total Corporate Bonds — 1.3% (identified cost $1,040,000)		$1,393,038

Tax-Exempt Mortgage-Backed Securities — 0.6%

Security	Principal Amount (000’s omitted)	Value
Housing — 0.6%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$532	$630,185

Total Tax-Exempt Mortgage-Backed Securities — 0.6% (identified cost $598,440)		$630,185

Tax-Exempt Municipal Obligations — 139.1%

Security	Principal Amount (000’s omitted)	Value
Education — 12.4%
California School Finance Authority, (Granada Hills Charter Obligated Group), 4.00%, 7/1/48	$680	$759,132
California State University, 5.00%, 11/1/41(2)	6,275	7,488,271
University of California, 5.00%, 5/15/46(2)	4,075	4,857,930

		$13,105,333

Electric Utilities — 4.6%
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(2)	$4,000	$4,904,520

		$4,904,520

Escrowed/Prerefunded — 19.4%
California Educational Facilities Authority, (Harvey Mudd College):
Prerefunded to 12/1/21, 5.25%, 12/1/31	$195	$197,486
Prerefunded to 12/1/21, 5.25%, 12/1/36	330	334,208
California Educational Facilities Authority, (University of San Francisco):
Prerefunded to 10/1/21, 6.125%, 10/1/36	120	120,570
Prerefunded to 10/1/21, 6.125%, 10/1/36	115	115,542
California Health Facilities Financing Authority, (Sutter Health), Prerefunded to 11/15/26, 5.00%, 11/15/46(2)	2,445	3,015,003
California Municipal Finance Authority, (University of San Diego):
Prerefunded to 10/1/21, 5.00%, 10/1/31	415	416,623

Security	Principal Amount (000’s omitted)	Value
Prerefunded to 10/1/21, 5.00%, 10/1/35	$285	$286,114
Prerefunded to 10/1/21, 5.25%, 10/1/26	810	813,329
Prerefunded to 10/1/21, 5.25%, 10/1/27	850	853,493
Prerefunded to 10/1/21, 5.25%, 10/1/28	895	898,678
Rancho California Water District Financing Authority, Prerefunded to 8/15/26, 5.00%, 8/1/46(2)	5,250	6,438,915
San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, Prerefunded to 11/1/24, 5.00%, 11/1/45(2)	6,000	6,907,800

		$20,397,761

General Obligations — 45.4%
Alameda City Unified School District, CA, (Election of 2014), 5.00%, 8/1/42(2)	$3,325	$4,102,385
Albany Unified School District, CA, (Election of 2016), 4.00%, 8/1/46	1,380	1,625,778
Brisbane School District, CA, (Election of 2020), 3.00%, 8/1/49	1,135	1,207,685
California, 4.00%, 3/1/46(2)	2,000	2,366,800
Franklin-McKinley School District, CA, (Election of 2020), 4.00%, 8/1/44	750	864,945
Gilroy Unified School District, CA, (Election of 2016), 4.00%, 8/1/42	1,000	1,160,890
Illinois, 5.00%, 2/1/39	2,000	2,188,800
La Canada Unified School District, CA, (Election of 2017), 5.00%, 8/1/47(2)	6,750	8,292,105
Long Beach Unified School District, CA, (Election of 2008), 5.00%, 8/1/41(2)	3,500	4,152,925
Oxnard Union High School District, CA, (Election of 2018), 5.00%, 8/1/42(2)	6,000	7,113,000
Palo Alto, CA, (Election of 2008), 5.00%, 8/1/40	3,180	3,192,148
Robla School District, CA, (Election of 2014), 3.00%, 8/1/53	500	536,465
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/47(2)	6,000	7,341,540
Shoreline Unified School District, CA, (Election of 2018), 4.00%, 8/1/40	675	789,055
Vacaville Unified School District, CA, (Election of 2014), 4.00%, 8/1/45	2,450	2,835,287

		$47,769,808

Hospital — 24.0%
California Health Facilities Financing Authority, (City of Hope):
4.00%, 11/15/45(2)	$3,000	$3,503,910
5.00%, 11/15/32	635	671,392
5.00%, 11/15/35	910	961,470
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/44(2)	6,000	6,973,680
California Health Facilities Financing Authority, (St. Joseph Health System):
5.00%, 7/1/33	1,145	1,244,981
5.00%, 7/1/37	535	581,304
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(2)	3,555	4,276,701
California Public Finance Authority, (Henry Mayo Newhall Hospital):
5.00%, 10/15/37	500	592,200
5.00%, 10/15/47	1,000	1,172,500
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(2)	3,750	4,570,762
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	600	713,268

		$25,262,168

Housing — 1.4%
California Department of Veterans Affairs, Home Purchase Revenue, 3.45%, 12/1/39	$705	$764,840
CSCDA Community Improvement Authority, CA, Essential Housing Revenue, 3.00%, 12/1/56(1)	100	102,216

Security	Principal Amount (000’s omitted)	Value
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/56	$560	$582,994

		$1,450,050

Insured-Escrowed/Prerefunded — 4.8%
Foothill/Eastern Transportation Corridor Agency, CA, (AGC), (AGM), Escrowed to Maturity, 0.00%, 1/1/26	$5,130	$5,013,703

		$5,013,703

Insured-General Obligations — 5.9%
Coalinga-Huron Recreation and Park District, CA, (Election of 2016):
(BAM), 3.00%, 8/1/50	$250	$261,248
(BAM), 4.00%, 8/1/53	1,025	1,135,751
McFarland Unified School District, CA, (Election of 2020), (BAM), 3.00%, 11/1/49	250	261,805
Sweetwater Union High School District, CA, (Election of 2000), (AGM), 0.00%, 8/1/25	4,720	4,558,057

		$6,216,861

Insured-Transportation — 7.9%
Alameda Corridor Transportation Authority, CA:
(AMBAC), 0.00%, 10/1/29	$5,000	$4,463,450
(NPFG), 0.00%, 10/1/31	4,500	3,834,450

		$8,297,900

Lease Revenue/Certificates of Participation — 0.9%
California Public Works Board, 5.00%, 11/1/38	$915	$1,005,530

		$1,005,530

Senior Living/Life Care — 0.9%
ABAG Finance Authority for Nonprofit Corporations, CA, (Episcopal Senior Communities), 6.00%, 7/1/31	$290	$291,250
California Public Finance Authority, (Enso Village):
Green Bonds, 2.375%, 11/15/28(1)	35	35,548
Green Bonds, 5.00%, 11/15/46(1)	50	58,403
California Statewide Communities Development Authority, (The Redwoods, a Community of Seniors), 5.125%, 11/15/35	535	581,877

		$967,078

Special Tax Revenue — 6.6%
Aliso Viejo Community Facilities District No. 2005-01, CA, Special Tax Revenue, (Glenwood at Aliso Viejo), 5.00%, 9/1/30	$495	$540,842
Folsom Ranch Financing Authority, CA, (White Rock Springs Ranch), 4.00%, 9/1/50	390	434,043
Los Angeles County Community Facilities District No. 3, CA, (Valencia/Newhall Area):
5.00%, 9/1/23	480	481,920
5.00%, 9/1/24	240	240,960
5.00%, 9/1/25	335	336,343
5.00%, 9/1/26	240	240,960
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/42(2)	2,100	2,580,207
Ontario Community Facilities District No. 53, CA, (Tevelde Facilities), 4.00%, 9/1/42	650	751,556
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch), 4.00%, 9/1/46	550	628,997
South Orange County Public Financing Authority, CA, Special Tax Revenue, (Ladera Ranch), 5.00%, 8/15/28	725	743,487

		$6,979,315

Security	Principal Amount (000’s omitted)	Value
Transportation — 4.9%
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	$3,000	$3,649,500
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	750	925,365
San Joaquin Hills Transportation Corridor Agency, CA, 5.00%, 1/15/34	500	566,680

		$5,141,545

Total Tax-Exempt Municipal Obligations — 139.1% (identified cost $131,585,126)		$146,511,572

Taxable Municipal Obligations — 13.6%

Security	Principal Amount (000’s omitted)	Value
Education — 5.3%
California Educational Facilities Authority, (Loyola Marymount University), 4.842%, 10/1/48	$3,000	$3,334,530
California State University, 3.065%, 11/1/42	1,135	1,163,205
University of California, 3.071%, 5/15/51	1,000	1,022,620

		$5,520,355

Hospital — 5.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$2,500	$2,853,975
California Statewide Communities Development Authority, (Marin General Hospital), 4.821%, 8/1/45	2,500	2,742,575

		$5,596,550

Insured-General Obligations — 0.9%
Sanger Unified School District, CA, (BAM), 2.734%, 8/1/42	$1,000	$991,290

		$991,290

Lease Revenue/Certificates of Participation — 1.1%
Downey, CA, Pension Obligation Bonds, 2.995%, 6/1/44	$1,200	$1,197,132

		$1,197,132

Transportation — 1.0%
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
2.063%, 5/15/34	$500	$496,985
2.163%, 5/15/35	500	496,180

		$993,165

Total Taxable Municipal Obligations — 13.6% (identified cost $13,382,661)		$14,298,492

Total Investments — 154.6% (identified cost $146,606,227)		$162,833,287

Other Assets, Less Liabilities — (54.6)%		$(57,540,759)

Net Assets — 100.0%		$105,292,528

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Trust invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At August 31, 2021, 12.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 5.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2021, the aggregate value of these securities is $1,589,205 or 1.5% of the Trust’s net assets.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guarantee Corp.

The Trust did not have any open derivative instruments at August 31, 2021.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2021, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,393,038	$—	$1,393,038
Tax-Exempt Mortgage-Backed Securities	—	630,185	—	630,185
Tax-Exempt Municipal Obligations	—	146,511,572	—	146,511,572
Taxable Municipal Obligations	—	14,298,492	—	14,298,492
Total Investments	$—	$162,833,287	$—	$162,833,287

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.